Financial Instruments Risks - Sensitivity of the Economic Value SEV (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Sensitivity Of The Economic Value Given A Variation Of 100 Basis Points [Abstract]
Closing	0.32%	1.43%
Minimum	0.04%	1.01%
Maximum	1.64%	2.05%
Average	0.77%	1.61%